PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 81,677		$ 82,551
Less - accumulated depreciation and amortization	(49,131)	[1]	(48,395)	[1]
Property and equipment, net	32,546		34,156		40,870
Operating equipment, amount subject to lease transactions	25,800		28,800
Accumulated depreciation and amortization subject to lease transactions	11,300		14,200
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,991	[2]	49,793	[2]
Office Furniture, Equipment, And Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,116		22,976
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,022		1,022
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,252		2,731
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,197		3,389
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,099		$ 2,640

[1]	As at December 31, 2013 and 2012, an amount of US$ 11.3 million and US$ 14.2 million is subject to operating lease transactions, respectively.
[2]	As December 31, 2013 and 2012, an amount of US$ 25.8 million and US$ 28.8 million is subject to operating lease transactions, respectively.